Financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Derivative liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	$ (58,543)	$ (91,253)
FINANCIAL LIABILITIES, Fair Value	(58,543)	(91,253)
Dividends payable [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	(35,122)	(26,256)
FINANCIAL LIABILITIES, Fair Value	(35,122)	(26,256)
Accounts payable and accrued liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	(449,651)	(219,084)
FINANCIAL LIABILITIES, Fair Value	(449,651)	(219,084)
Long-term debt [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES, Carrying Value	(1,796,207)	(1,270,330)
FINANCIAL LIABILITIES, Fair Value	(1,781,809)	(1,274,891)
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS, Carrying Value	26,809	46,561
FINANCIAL ASSETS, Fair Value	26,809	46,561
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS, Carrying Value	96,882	20,540
FINANCIAL ASSETS, Fair Value	96,882	20,540
Loans and receivables [Member]
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS, Carrying Value	260,322	165,760
FINANCIAL ASSETS, Fair Value	$ 260,322	$ 165,760